Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Managed Portfolio Series
Kensington Dynamic Allocation Fund
(the “Fund”)
Class A Shares (KAGAX)
Institutional Class Shares (KAGIX)
Class C Shares (KAGCX)

July 15, 2026
Supplement to the Summary Prospectus and Prospectus,
each dated April 30, 2026, as supplemented
Effective immediately, the following disclosure is added to the section of the Fund’s Summary Prospectus and Prospectus titled “Principal Investment Strategies”:
The Fund may also invest in ETFs that hold U.S. dollar-denominated ultra short-term debt as part of the Fund’s “Risk-Off” portfolio, or for other purposes, including collateral or short-term liquidity.
Effective immediately, the following disclosure is added to the section of the Fund’s Summary Prospectus, and both sections of the Fund’s Prospectus, titled “Principal Investment Risks”:
Fixed-Income Securities Risks: The Fund may invest in or have exposure to fixed-income securities. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of fixed-income securities. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.
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Please retain this Supplement with your Prospectus.